3. Convertible Debt - Other (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		222 Months Ended	231 Months Ended	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014
Proceeds from convertible promissory note	$ 875,833	$ 628,002	$ 1,829,020	$ 1,121,010	$ 6,606,600	$ 7,482,433
Convertible Debt [Member] | KED [Member]
Debt face amount	270,000					270,000	270,000
Interest rate	8.00%					8.00%	8.00%
Conversion price per share	$ 0.0588					$ 0.0588	$ 0.0588
Debt discount	270,000					270,000	270,000
Debt discount amortized as interest expense	130,508						58,704
Warrants issued with note payable	1,080,000
Convertible Debt [Member] | Unsecured Debt [Member]
Debt face amount	165,000					165,000	165,000
Interest rate	8.00%					8.00%	8.00%
Conversion price per share	$ 0.0588					$ 0.0588	$ 0.0588
Debt discount	165,000					165,000	165,000
Debt discount amortized as interest expense	92,740						70,620
Warrants issued with note payable	660,000
Convertible Debt [Member] | Unrelated investor [Member]
Debt discount	50,000					50,000	50,000
Debt discount amortized as interest expense	3,064
Proceeds from convertible promissory note	$ 50,000